Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Summary Of Pension Obligations And Funded Status
A summary of our pension obligations and funded status as of December 31 is as follows:

	2013	2012	2011
Change in Benefit Obligation
Benefit obligation, beginning of period	$316.5	$290.1	$263.6
Service cost	3.2	3.0	2.4
Interest cost	11.9	12.6	13.4
Plan participants’ contributions	.5	.5	.5
Actuarial (gains) losses	(30.3)	25.4	27.9
Benefits paid	(14.8)	(16.4)	(17.2)
Foreign currency exchange rate changes	—	1.3	(.5)
Benefit obligation, end of period	287.0	316.5	290.1
Change in Plan Assets
Fair value of plan assets, beginning of period	240.3	223.2	210.3
Actual return on plan assets	20.0	24.3	21.4
Employer contributions	1.9	7.8	8.5
Plan participants’ contributions	.5	.5	.5
Benefits paid	(14.8)	(16.4)	(17.2)
Foreign currency exchange rate changes	.1	.9	(.3)
Fair value of plan assets, end of period	248.0	240.3	223.2
Net funded status	$(39.0)	$(76.2)	$(66.9)
Funded status recognized in the Consolidated Balance Sheets
Other assets—sundry	$1.4	$—	$—
Other current liabilities	(.5)	(.4)	(.4)
Other long-term liabilities	(39.9)	(75.8)	(66.5)
Net funded status	$(39.0)	$(76.2)	$(66.9)

Schedule Of Accumulated And Projected Benefit Obligation Information
Accumulated and projected benefit obligation information at December 31 is recapped below:

	2013	2012	2011
Aggregated plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligation	$230.3	$316.5	$290.1
Accumulated benefit obligation	228.7	312.3	287.7
Fair value of plan assets	190.2	240.3	223.2
Aggregated plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	233.8	316.5	290.1
Fair value of plan assets	193.4	240.3	223.2
Accumulated benefit obligation for all defined benefit plans	283.5	312.3	287.7

Schedule Of Unfunded Supplemental Executive Retirement Plan
Included in the above plans is a subsidiary’s unfunded supplemental executive retirement plan. This is a non-qualified plan, and the subsidiary owns insurance policies for the participants that are not included in the plan’s assets with cash surrender values at December 31 as follows:

	2013	2012	2011
Cash surrender values	$2.1	$2.1	$2.0

Schedule Of Accumulated Other Comprehensive Income
Amounts and activity included in accumulated other comprehensive income associated with pensions are reflected below:

	December 31, 2012	2013 Amortization	2013 Net Actuarial Gain	2013 Foreign Currency Exchange Rates Change	2013 Income Taxes Change	December 31, 2013
Net loss/(gain) (before tax)	$104.7	$(6.4)	$(35.1)	$(.1)	$—	$63.1
Net prior service cost (before tax)	.5	(.2)	—	—	—	.3
Deferred income taxes	(38.2)	—	—	—	15.1	(23.1)
Accumulated other comprehensive income (net of tax)	$67.0	$(6.6)	$(35.1)	$(.1)	$15.1	$40.3

Summary Of Accumulated Other Comprehensive Income Recognized In Net Periodic Pension Cost
Of the amounts in accumulated other comprehensive income as of December 31, 2013, the portions expected to be recognized as components of net periodic pension cost in 2014 are as follows:

Net loss	$2.4
Net prior service cost	.3

Components Of Net Pension (Expense) Income
Components of net pension (expense) income for the years ended December 31 were as follows:

	2013	2012	2011
Service cost	$(3.2)	$(3.0)	$(2.4)
Interest cost	(11.9)	(12.6)	(13.4)
Expected return on plan assets	15.2	14.5	13.8
Amortization of prior service cost	(.2)	(.3)	(.3)
Recognized net actuarial loss	(6.4)	(6.0)	(4.0)
Net pension (expense) income	$(6.5)	$(7.4)	$(6.3)
Weighted average assumptions for pension costs:
Discount rate used in net pension costs	3.8%	4.4%	5.2%
Rate of compensation increase used in pension costs	3.8%	3.8%	4.0%
Expected return on plan assets	6.6%	6.6%	6.7%
Weighted average assumptions for benefit obligation:
Discount rate used in benefit obligation	4.6%	3.8%	4.4%
Rate of compensation increase used in benefit obligation	3.8%	3.8%	3.8%

Schedule Of Fair Value Of Pension Plan Assets
Presented below are our major categories of investments for the periods presented:

	Year Ended December 31, 2013				Year Ended December 31, 2012
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Mutual and pooled funds
Fixed income	$96.1	$—	$—	$96.1	$98.6	$—	$—	$98.6
Equities	148.7	—	—	148.7	91.1	—	—	91.1
Common stocks	—	—	—	—	36.7	—	—	36.7
Money market funds, cash and other	3.2	—	—	3.2	13.0	.9	—	13.9
Total investments at fair value	$248.0	$—	$—	$248.0	$239.4	$.9	$—	$240.3

Schedule of Allocation of Plan Assets
Plan assets are invested in diversified portfolios of equity, debt and government securities. The aggregate allocation of these investments is as follows:

	2013	2012
Asset Category
Equity securities	60%	53%
Debt securities	39	41
Other, including cash	1	6
Total	100%	100%

Schedule Of Estimated Benefit Payments	Estimated benefit payments, expected over the next ten years are as follows:

2014	$15.7
2015	16.0
2016	16.4
2017	16.5
2018	16.8
2019-2023	88.8

Schedule of Costs of Retirement Plans	Total expense from continuing operations for defined contribution plans was as follows:

	2013	2012	2011
Defined contribution plans	$6.4	$6.1	$5.3